FINANCIAL RISK MANAGEMENT (Capital risk narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt to capital ratio	17.00%	22.00%
Reserve of cash flow hedges, net of tax	$ (0.2)	$ (0.1)	$ 0.5
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reserve of cash flow hedges, net of tax	$ (0.2)